ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of direct and indirect interest in subsidiaries

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
Betters Medical NewCo, LLC (“NewCo”)	June 17, 2024 / October 1, 2024	Delaware (US)	PubCo	100%	Holding
ExcelFin Acquisition Corp. (“SPAC” or “ExcelFin”)	March 15, 2021 / October 1, 2024	Delaware (US)	PubCo	100%	Holding
Baird Medical LLC	November 29, 2023	Delaware (US)	PubCo	100%	Sales of MWA medical devices
Tycoon Choice Global Limited (“Tycoon”)	January 8, 2021	BVI	PubCo	100%	Holding
Baide Medical Investment Company Limited (“Baide HK”)	January 29, 2021	Hong Kong	Tycoon	100%	Holding
Baide (Guangdong) Capital Management Company Limited (“Baide Capital”)	March 3, 2021	The PRC	Baide HK	100%	Sales of MWA medical devices and investment holding
Guangzhou Dedao Capital Management Company Limited (“Dedao”)	March 4, 2021	The PRC	Baide Capital	99%	Holding
Guangzhou Baihui Corporate Management Company Limited (“Baihui”)	December 4, 2020	The PRC	Dedao	99%	Holding
Guangzhou Zhengde Corporate Management Company Limited	December 4, 2020	The PRC	Dedao	99%	Holding
Guangzhou Yide Capital Management Company Limited	December 10, 2020	The PRC	Dedao	99%	Holding
Baide (Suzhou) Medical Company Limited (“Baide Suzhou”)	June 5, 2012	The PRC	Zhengde Yide, and Baihui	99%	Research and development, sales of MWA and other medical devices and investment holding
Henan Ruide Medical Instrument Company Limited	July 6, 2018	The PRC	Baide Suzhou	99%	Sales of MWA and other medical devices
Nanjing Changcheng Medical Equipment Company Limited (“Nanjing Changcheng”)	January 28, 2016	The PRC	Baide Suzhou	99%	Research and development, manufacture and sales of MWA and other medical devices
Guizhou Baiyuan Medical Company Limited	September 21, 2017	The PRC	Baide Suzhou	99%	Sales of other medical devices
Guoke Baide (Guangdong) Medical Company Limited (“Guoke Baide”)	July 5, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
Hunan Baide Medical Technology Company Limited	November 26, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Ruikede Biological Technology (Xiamen) Company Limited (“Ruikede Xiamen”)	July 17, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Guangzhou Fangda Medical Technology Company Limited	December 22, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Junde (Guangzhou) Medical Technology Company Limited	November 14, 2022	The PRC	Guoke Baide	99%	Sales of MWA medical devices
Shengde (Guangzhou) Medical Technology Company Limited	November 29, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Suzhou Kangchuang Medical Company Limited	December 6, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Hainan Haike Baide Medical Company Limited	July 4,2024	The PRC	Baide Suzhou	100%	Sales of MWA medical devices